Supplement dated May 1, 2018
to the
BOA Choice Venue Annuity II prospectus dated May 1, 2013
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following disclosures are added to the prospectus. These disclosures supersede any conflicting information presently included in the prospectus.
•	Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
•	Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
•	Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either: 1) shares of a current underlying mutual fund are no longer available for investment; or 2) further investment in an underlying mutual fund is inappropriate. Nationwide will not substitute shares of any underlying mutual fund in which the sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected contract owners will be notified in the event there is a substitution, elimination, or combination of shares. The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
The following sections of the prospectus are restated.
1)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a contract owner may periodically pay while the contract is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
2)	The Legal Proceedings for Nationwide Life Insurance Company and Nationwide Investment Services Corporation, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
3)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the contract owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.40%	2.61%
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated
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financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the variable account.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
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AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
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Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
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Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
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Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
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Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
PROS-2018-008

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
PROS-2018-008

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust – Sustainable Equity Portfolio: Class I (formerly, Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund's quality oriented financial and environmental, social and governance criteria.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PROS-2018-008

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
PROS-2018-008